Cover Page	May 20, 2025
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001982701
Document Type	8-K
Document Period End Date	May 20, 2025
Entity Registrant Name	AB PRIVATE LENDING FUND
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01744
Entity Tax Identification Number	93-6555027
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	721-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false